Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	£ 1,109
Ending Balance	1,189	£ 1,109
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,636	616
Recognized on adoption of IFRS 16 Leases		455
Additions	381	569
Re-measurement	115	2
Disposals		1
Effect of foreign currency exchange differences	(10)	(5)
Ending Balance	2,122	1,636
Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(527)	(189)
Charge for the year	412	341
Disposals		(1)
Effect of foreign currency exchange differences	(6)	(2)
Ending Balance	(933)	(527)
Right of Use Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	791
Ending Balance	634	791
Right of Use Assets [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	982
Recognized on adoption of IFRS 16 Leases		455
Additions		530
Re-measurement	115	2
Effect of foreign currency exchange differences	(10)	(5)
Ending Balance	1,087	982
Right of Use Assets [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(191)
Charge for the year	268	193
Effect of foreign currency exchange differences	(6)	(2)
Ending Balance	(453)	(191)
Office and Computer Equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	76
Ending Balance	105	76
Office and Computer Equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	236	210
Additions	90	27
Disposals		1
Ending Balance	326	236
Office and Computer Equipment [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(160)	(96)
Charge for the year	61	65
Disposals		(1)
Ending Balance	(221)	(160)
Fixtures and Fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	242
Ending Balance	450	242
Fixtures and Fittings [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	418	406
Additions	291	12
Ending Balance	709	418
Fixtures and Fittings [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(176)	(93)
Charge for the year	83	83
Ending Balance	£ (259)	£ (176)